Intangible Assets (Schedule of net Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 5,907	$ 5,542
Accumulated amortization	3,607	3,289
Intangible assets, Net	2,300	2,253
Amortization expense	318	285	$ 207
Amortization expense of software development costs estimated to be capitalized in next year	305
Impairment charge	0	5,264	$ 0
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	5,274	4,909
Accumulated amortization	2,993	2,695
Intangible assets, Net	$ 2,281	2,214
Useful life	8 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 633	633
Accumulated amortization	614	594
Intangible assets, Net	$ 19	$ 39
Useful life	3 years